GOING CONCERN (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2013 Minimum	Mar. 31, 2013 Maximum USD ($)	May 01, 2014 CEIHL USD ($)	May 01, 2014 CEIHL CNY	Dec. 31, 2013 Ambow Online Ambow Beijing campus CNY	Dec. 31, 2013 VIEs Consolidated CNY
Going concern
Net loss	$ (149,796)	(906,818)	(1,621,166)	21,185
Impairment charge related to the provision of receivables and disposal loss of subsidiaries		605,544	1,136,936
Unrestricted cash and cash equivalents	29,287	177,295	178,121	320,895	29,423	639,811						168,487
Period for negative publicity to be impose formidable challenges	2 years	2 years
Share price (in dollars per share)								$ 1
Period for financial support commitment which entity will retain after the date of issuance of the financial statements							12 months
Amount by which consolidated current liabilities exceeded consolidated current assets		776,792
Lease commitment within one year		94,086
Amount of loans and funds provided for restructuring plan									48,000	299,044
Lease term											23 years
Carrying amount of lease											158,961
Period of meeting of anticipated cash needs							12 months